----------------------------
                                                            OMB APPROVAL
                                                            ------------
                                                     OMB Number: 3235-0578
                                                     Expires: February 28, 2006
                                                     Estimated average burden
                                                     hours per response: 20.0
                                                    ----------------------------



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number: 811-21284

Registrant Name: NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna - 1345 Avenue of the Americas New York, New York 10105

Registrant's telephone number, including area code: 212-739-3371

Date of Fiscal Year End: 2/28

Date of Reporting Period: 11/30

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

                                    NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND
                                              SCHEDULE OF INVESTMENTS
                                                 NOVEMBER 30, 2004
                                                    (UNAUDITED)

   PRINCIPAL
     AMOUNT                                                                             CREDIT RATING
     (000)                                                                              (MOODY'S/S&P)           VALUE
---------------------------------------------------------------------------------------------------------------------------
                    CORPORATE BONDS & NOTES - 44.2%
                    ADVERTISING-0.8%
      $10,000       RH Donnelley Financial Corp., 10.875%, 12/15/12 ................         B2/B+         $    11,950,000
                                                                                                           ---------------

                    APPAREL-0.4%
        3,260       Oxford Industries, Inc., 8.875%, 6/1/11 ........................         B2/B                3,520,800
        1,575       Phillips-Van Heusen Corp., 8.125%, 5/1/13 ......................        B2/BB-               1,697,063
          580       Warnaco, Inc., 8.875%, 6/15/13 .................................         B2/B                  639,450
                                                                                                           ---------------
                                                                                                                 5,857,313
                                                                                                           ---------------
                    AUTOMOTIVE-1.6%
        7,200       Collins & Aikman Products Corp., 10.75%, 12/31/11 ..............         B2/B-               7,290,000
        9,620       Collins & Aikman Products Corp., 12.875%, 8/15/12 (a) ..........         B3/B-               8,273,200
        9,473       HLI Operating Co., Inc., 10.50%, 6/15/10 .......................         B1/B+              10,136,110
                                                                                                           ---------------
                                                                                                                25,699,310
                                                                                                           ---------------
                    BUILDING & CONSTRUCTION-0.7%
        5,000       US Concrete Inc., 8.375%, 4/1/14 ...............................         B3/B-               5,350,000
        5,000       William Lyon Homes Inc., 10.75%, 4/1/13 ........................         B2/B                5,625,000
                                                                                                           ---------------
                                                                                                                10,975,000
                                                                                                           ---------------
                    CHEMICALS-2.9%
        2,700       Huntsman LLC., 11.50%, 7/15/12 (a) .............................        B3/CCC+              3,179,250
        8,800       Huntsman LLC., 11.625%, 10/15/10 ...............................         B2/B               10,472,000
        8,555       Lyondell Chemical Co., 9.625%, 5/1/07, Ser. A ..................         B1/B+               9,431,888
        5,115       Lyondell Chemical Co., 10.875%, 5/1/09, Ser. A .................         B3/B-               5,396,325
       10,545       PolyOne Corp., 10.625%, 5/15/10 ................................         B3/B+              11,889,487
        5,810       Rhodia SA., 10.25%, 6/1/10 .....................................        B3/CCC+              6,478,150
                                                                                                           ---------------
                                                                                                                46,847,100
                                                                                                           ---------------
                    COMMERCIAL SERVICES-1.7%
       14,490       Integrated Electrical Services Inc., 9.375%, 2/1/09, Ser. C ....        Caa1/NR             11,592,000
        3,000       Memberworks Inc., 9.25%, 4/1/14 (a) ............................         B2/B                3,180,000
       11,000       Xerox Corp., 9.75%, 1/15/09 ....................................        Ba2/B+              12,870,000
                                                                                                           ---------------
                                                                                                                27,642,000
                                                                                                           ---------------
                    CONTAINERS-0.0%
          170       Stone Container Corp., 8.375%, 7/1/12 ..........................         B2/B                  186,150
                                                                                                           ---------------

                    ELECTRONICS-2.0%
        7,000       Flextronics International Ltd., 6.25%, 11/15/14 ................        Ba2/BB-              6,842,500
        5,160       IMAX Corp., 9.625%, 12/1/10 ....................................         B3/B-               5,572,800
        9,015       Sanmina-SCI Corp., 10.375%, 1/15/10 ............................        Ba2/BB-             10,367,250
        4,500       Seitel Inc., 11.75%, 7/15/11 (a) ...............................         B3/B-               4,680,000
        3,415       Stoneridge, Inc., 11.50%, 5/01/12 ..............................         B1/B+               3,995,550
                                                                                                           ---------------
                                                                                                                31,458,100
                                                                                                           ---------------
                    ENERGY-0.8%
       11,000       Reliant Resources Inc., 9.50%, 7/15/13 .........................         B1/B+              12,622,500
                                                                                                           ---------------

                    ENTERTAINMENT-0.9%
       13,305       Alliance Atlantis Communications, Inc., 13.00%, 12/15/09 .......         WR/NR              14,203,087
                                                                                                           ---------------
                    FINANCE-0.3%
        3,885       Metris Companies Inc., 10.125%, 7/15/06 ........................        Caa2/CCC             3,991,837
                                                                                                           ---------------

                    FINANCIAL SERVICES-0.4%
        5,750       Alamosa Delaware Inc., 11.00%, 7/31/10 .........................        Caa1/CCC             6,713,125
                                                                                                           ---------------

                    FOOD PRODUCTS-0.8%
        2,370       Pilgrim's Pride Corp., 9.25%, 11/15/13 .........................         B2/B+               2,666,250
        8,820       Pilgrim's Pride Corp., 9.625%, 9/15/11 .........................        B1/BB-               9,911,475
                                                                                                           ---------------
                                                                                                                12,577,725
                                                                                                           ---------------
                    HEALTHCARE-1.0%
        2,316       Hanger Orthopedic Group, Inc., 11.25%, 6/15/09 .................        WR/CCC+              2,420,220

                                    NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND
                                              SCHEDULE OF INVESTMENTS
                                                 NOVEMBER 30, 2004
                                               (UNAUDITED)(CONTINUED)

   PRINCIPAL
     AMOUNT                                                                             CREDIT RATING
     (000)                                                                              (MOODY'S/S&P)           VALUE
---------------------------------------------------------------------------------------------------------------------------
                    CORPORATE BONDS & NOTES (CONTINUED)
                    HEALTHCARE (CONTINUED)
       $1,000       Medcath Holdings Corp., 9.875%, 7/15/12 ........................        Caa1/B-        $     1,085,000
        2,250       National Mentor Inc., 9.625%, 12/1/12 (a) ......................         B3/B-               2,373,750
        7,005       Select Medical Corp., 9.50%, 6/15/09 ...........................         B2/B                7,617,937
        2,365       Vicar Operating, Inc., 9.875%, 12/1/09 .........................         B2/B                2,589,675
                                                                                                           ---------------
                                                                                                                16,086,582
                                                                                                           ---------------
                    HOME BUILDERS-1.1%
       12,325       Ryland Group, Inc., 9.125%, 6/15/11 ............................        Ba2/BB+             13,788,594
        3,865       Standard-Pacific Corp., 9.50%, 9/15/10 .........................        Ba2/BB               4,183,862
                                                                                                           ---------------
                                                                                                                17,972,456
                                                                                                           ---------------
                    HOME FURNISHINGS-1.1%
       10,290       Central Garden & Pet Co., 9.125%, 2/1/13 .......................         B2/B+              11,524,800
        5,340       Jarden Corp., 9.75%, 5/1/12 ....................................         B2/B-               5,820,600
                                                                                                           ---------------
                                                                                                                17,345,400
                                                                                                           ---------------
                    HOTELS/GAMING-2.8%
       10,500       Mandalay Resort Group, Inc., 10.25%, 8/1/07 ....................        Ba3/BB-             11,891,250
       17,910       Penn National Gaming, Inc., 8.875%-11.125%, 3/1/08-3/15/10 .....         B2/B               19,269,538
        4,350       Venetian Casino Corp., 11.00%, 6/15/10 .........................         B2/B                4,959,000
        7,311       Wynn Resorts Ltd., 12.00%, 11/1/10 .............................         B3/B-               9,211,860
                                                                                                           ---------------
                                                                                                                45,331,648
                                                                                                           ---------------
                    LEISURE-1.6%
       11,624       Bally Total Fitness Holdings Corp., 9.875%, 10/15/07, Ser. D ...        Caa2/CCC             9,124,840
        8,000       Equinox Holding Inc., 9.00%, 12/15/09 ..........................         B3/B-               8,480,000
        6,320       Royal Caribbean Cruises, Inc., 8.75%, 02/2/11 ..................        Ba2/BB+              7,426,000
                                                                                                           ---------------
                                                                                                                25,030,840
                                                                                                           ---------------
                    MACHINERY-0.9%
       12,970       Case New Holland Inc., 9.25%, 8/1/11 (a) .......................        Ba3/BB-             14,364,275
                                                                                                           ---------------

                    MANUFACTURING-0.4%
        5,650       Jacuzzi Brands Inc., 9.625%, 7/1/10 ............................         B3/B                6,469,250
                                                                                                           ---------------

                    METALS & MINING-0.9%
       11,800       AK Steel Corp., 7.875%, 2/15/09 ................................         B3/B+              12,006,500
        2,540       Oregon Steel Mills Inc., 10.00%, 7/15/09 .......................         B2/B                2,857,500
                                                                                                           ---------------
                                                                                                                14,864,000
                                                                                                           ---------------
                    MISCELLANEOUS-2.9%
       46,020       Dow Jones CDX High Yield, 10.50%, 12/29/09 (a) (b) .............         NR/NR              46,077,525
                                                                                                           ---------------

                    MULTI-MEDIA-2.9%
       12,250       Charter Communications, Inc., 10.75%, 10/1/09 ..................        Ca/CCC-             10,596,250
        8,330       Echostar DBS Corp., 9.125%-10.375%, 10/1/07-1/15/09 ............        Ba3/BB-              9,173,413
        5,430       Lodgenet Entertainment Corp., 9.50%, 6/15/13 ...................         B3/B-               6,000,150
        1,800       Salem Communications Holding Corp., 9.00%, 7/1/11, Ser. B ......         B2/B-               1,980,000
       10,000       Spanish Broadcasting System, 9.625%, 11/1/09 ...................        Caa1/CCC+           10,500,000
        6,581       XM Satellite Radio Inc., 12.00%, 6/15/10 .......................        Caa1/CCC+            7,798,485
                                                                                                           ---------------
                                                                                                                46,048,298
                                                                                                           ---------------
                    OFFICE FURNISHINGS-0.6%
        5,375       Interface Inc., 9.50%, 2/1/14 (a) ..............................        Caa3/CCC             5,831,875
        3,246       Tempur-Pedic Inc., 10.25%, 8/15/10 .............................         B2/B                3,757,245
                                                                                                           ---------------
                                                                                                                 9,589,120
                                                                                                           ---------------
                    OIL & GAS-1.6%
          330       Energy Partners Ltd., 8.75%, 8/1/10 ............................         B2/B+                 359,700
       10,000       Petroleum Geo-Services ASA, 10.00%, 11/5/10 ....................         NR/NR              11,400,000
       13,330       Sonat, Inc., 7.625%, 7/15/11 ...................................        Caa1/CCC+           13,563,275
                                                                                                           ---------------
                                                                                                                25,322,975
                                                                                                           ---------------
                    PAPER PRODUCTS-1.4%
        7,840       Buckeye Technologies, Inc., 9.25%, 9/15/08 .....................        Caa1/B               7,840,000
       12,650       Georgia-Pacific Corp., 9.375%, 2/1/13 ..........................        Ba2/BB+             14,737,250
                                                                                                           ---------------
                                                                                                                22,577,250
                                                                                                           ---------------
                    PHARMACEUTICALS-0.3%
        4,185       Leiner Health Products Corp., 11.00%, 6/1/12 ...................        B3/CCC+              4,561,650
                                                                                                           ---------------

                    REAL ESTATE-0.0%
          470       La Quinta Properties Inc., 8.875%, 3/15/11 .....................        Ba3/BB-                525,225
                                                                                                           ---------------

                    RECYCLING-0.5%
        6,700       Imco Recycling Inc., 10.375%, 10/15/10 .........................         B2/B                7,537,500
                                                                                                           ---------------

                                    NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND
                                              SCHEDULE OF INVESTMENTS
                                                 NOVEMBER 30, 2004
                                               (UNAUDITED)(CONTINUED)

   PRINCIPAL
     AMOUNT                                                                             CREDIT RATING
     (000)                                                                              (MOODY'S/S&P)           VALUE
---------------------------------------------------------------------------------------------------------------------------
                    CORPORATE BONDS & NOTES (CONCLUDED)
                    RETAIL-2.8%
       $8,620       Friendly's Ice Cream Corp., 8.375%, 6/15/12 ....................         B2/B-         $     8,447,600
        9,110       Michaels Stores, Inc., 9.25%, 7/1/09 ...........................        Ba1/BB+              9,770,475
        4,240       Mothers Work Inc., 11.25%, 8/1/10 ..............................         B3/B                4,155,200
       15,445       Rite Aid Corp., 11.25%, 7/1/08 .................................        Caa1/B-             16,835,050
        4,000       United Auto Group, Inc., 9.625%, 3/15/12 .......................         B3/B                4,470,000
                                                                                                           ---------------
                                                                                                                43,678,325
                                                                                                           ---------------
                    SEMI-CONDUCTORS-0.8%
        5,725       Amkor Technology, Inc., 10.50%, 5/1/09 .........................        Caa1/CCC+            5,352,875
        7,195       Fairchild Semiconductor International, Inc., 10.50%, 2/1/09 ....         B2/B                7,644,688
                                                                                                           ---------------
                                                                                                                12,997,563
                                                                                                           ---------------
                    TELECOMMUNICATIONS-5.4%
        6,427       American Tower Corp., 7.125%-9.375%, 2/1/09-10/15/12 ...........        B3/CCC               6,695,485
       15,395       Crown Castle International, Inc., 9.00%-10.75%, 5/15/11-8/1/11 .        B3/CCC              16,690,550
       13,255       Millicom International Cellular S.A., 10.00%, 12/1/13 (a) ......         B3/B-              13,685,788
        6,395       Primus Telecommunications Group, 8.00%, 1/15/14 ...............         B3/CCC               5,307,850
       11,500       Primus Telecommunications Group, 12.75%, 10/15/09 .............         Caa2/CCC            10,810,000
       13,500       SBA Communications Corp., 10.25%, 2/1/09 .......................        WR/CCC-             14,326,875
       10,170       Time Warner Telecom, Inc., 10.125%, 2/1/11 .....................        B3/CCC+              9,763,200
       11,065       Triton PCS, Inc., 9.375%, 2/1/11 ...............................        Ca/CCC               8,769,012
                                                                                                           ---------------
                                                                                                                86,048,760
                                                                                                           ---------------
                    TEXTILES-0.5%
        6,490       Interface, Inc., 10.375%, 2/01/10 ..............................        Caa1/B-              7,463,500
                                                                                                           ---------------

                    UTILITIES-0.9%
       13,025       AES Corp., 9.50%, 6/1/09 .......................................         B2/B-              14,848,500
                                                                                                           ---------------

                    WASTE DISPOSAL-0.5%
        7,194       Allied Waste, Inc., 10.00%, 8/1/09, Ser. B .....................        Caa2/B+              7,535,715
                                                                                                           ---------------

                         Total Corporate Bonds & Notes (cost-$681,208,461)                                     702,999,604
                                                                                                           ---------------

                    CONVERTIBLE BONDS & NOTES - 30.2%
                    AEROSPACE-1.1%
       16,568       GenCorp, Inc., 5.75%, 4/15/07 ..................................        Caa2/B              17,769,180
                                                                                                           ---------------

                    AIRLINES-1.9%
       20,572       Continental Airlines, Inc., 4.50%, 2/1/07 ......................        Caa2/CCC+           15,403,285
       16,465       Northwest Airlines Corp., 6.625%-10.00%, 2/1/09-5/15/23 ........       Caa1/CCC+            14,444,281
                                                                                                           ---------------
                                                                                                                29,847,566
                                                                                                           ---------------
                    CHEMICALS-0.9%
        6,500       Millennium Chemicals Inc., 4.00%, 11/15/23 .....................         B1/B+              14,202,500
                                                                                                           ---------------

                    COMMERCIAL SERVICES-2.8%
       11,150       Acxiom Corp., 3.75%, 2/15/09 ...................................        Ba3/BB-             15,637,875
        8,100       Bowne & Co., Inc., 5.00%, 10/1/33 ..............................         B2/B-               8,565,750
        2,850       Memberworks Inc., 5.00%, 10/1/10 ...............................         NR/B-               3,149,250
       16,564       Quebecor World Color Press, Inc., 6.00%, 10/1/07 ...............        Ba1/BB+             17,060,920
                                                                                                           ---------------
                                                                                                                44,413,795
                                                                                                           ---------------
                    ELECTRONICS-1.5%
        8,500       Agilent Technologies, Inc., 3.00%, 12/1/21 .....................        Ba2/BB               8,563,750
       15,923       Cymer, Inc., 3.50%, 2/15/09 ....................................         NR/B-              15,923,000
                                                                                                           ---------------
                                                                                                                24,486,750
                                                                                                           ---------------
                    FINANCIAL SERVICES-0.3%
          136       Genworth Financial Inc., 6.00%, 5/16/07 ........................         A2/A                4,276,380
                                                                                                           ---------------

                    FINANCING-1.3%
       17,200       GATX Corp., 7.50%, 2/1/07 ......................................        Baa3/BBB-           20,296,000
                                                                                                           ---------------

                    HEALTHCARE-0.1%
        1,600       Matria Healthcare Inc., 4.875%, 5/1/24 .........................         NR/B-               2,254,000
                                                                                                           ---------------

                    INTERNET-1.2%
       18,800       E*Trade Group, Inc., 6.00%, 2/1/07 .............................         NR/B-              19,340,500
                                                                                                           ---------------

                                    NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND
                                              SCHEDULE OF INVESTMENTS
                                                 NOVEMBER 30, 2004
                                               (UNAUDITED)(CONTINUED)

   PRINCIPAL
     AMOUNT                                                                             CREDIT RATING
     (000)                                                                              (MOODY'S/S&P)           VALUE
---------------------------------------------------------------------------------------------------------------------------
                    CONVERTIBLE BONDS & NOTES (CONTINUED)
                    MANUFACTURING-2.6%
      $14,400       The Goodyear Tire & Rubber Co., 4.00%, 6/15/34 (a) .............         B3/B-         $    18,396,000
        2,500       The Goodyear Tire & Rubber Co., 7.857%, 8/15/11 ................         B3/B-               2,481,250
       12,300       Tyco International Group S.A., 3.125%, 1/15/23 .................        Baa3/BBB            20,033,625
                                                                                                           ---------------
                                                                                                                40,910,875
                                                                                                           ---------------
                    MULTI-MEDIA-2.4%
        3,989       Charter Communications, Inc., 5.75%, 10/15/05 ..................         Ca/NR               4,048,835
       16,995       Echostar Communications Corp., 5.75%, 5/15/08 ..................         B2/B               17,462,363
       17,546       Liberty Media Corp., 3.25%, 3/15/31 ............................        Baa3/BBB-           16,317,780
                                                                                                           ---------------
                                                                                                                37,828,978
                                                                                                           ---------------
                    OIL & GAS-1.6%
       11,200       Kerr-McGee Corp., 5.25%, 2/15/10 ...............................        Ba1/BBB-            12,096,000
        7,339       St. Mary Land & Exploration Corp., 5.75%, 3/15/22 ..............         NR/NR              12,990,030
                                                                                                           ---------------
                                                                                                                25,086,030
                                                                                                           ---------------
                    PHARMACEUTICALS-0.3%
        2,350       Ligand Pharmaceutical Inc., 6.00%, 11/16/07 ....................         NR/NR               4,494,375
                                                                                                           ---------------

                    RETAIL-3.3%
       14,259       Gap, Inc., 5.75%, 3/15/09 ......................................        Ba1/BB+             19,713,068
        6,355       Guitar Center, Inc., 4.00%, 7/15/13 ............................         B1/B+               9,635,769
       15,708       Sonic Automotive, Inc., 5.25%, 5/7/09 ..........................         B3/B+              15,688,365
        7,300       The Pep Boys Inc., 4.25%, 6/1/07 ...............................        B1/BB-               7,318,250
                                                                                                           ---------------
                                                                                                                52,355,452
                                                                                                           ---------------
                    SEMICONDUCTORS-2.3%
       15,300       Advanced Micro Devices., 4.50%-4.75%, 12/1/07-2/1/22 ...........         B3/B-              19,163,125
       17,742       Amkor Technology, Inc., 5.00%-5.75%, 6/1/06-3/15/07 ............        Caa1/CCC+           17,112,266
                                                                                                           ---------------
                                                                                                                36,275,391
                                                                                                           ---------------
                    SOFTWARE-1.1%
       14,500       Computer Associates International, Inc., 5.00%, 3/15/07 ........        Ba1/BBB-            18,560,000
                                                                                                           ---------------

                    TELECOMMUNICATIONS-5.5%
       19,000       American Tower Corp., 5.00%, 2/15/10 ...........................        B3/CCC              19,071,250
       15,900       CenturyTel, Inc., 9.00%, 12/15/09 ..............................        Baa2/BBB+           17,490,000
       13,240       Crown Castle International, Inc., 4.00%, 7/15/10 ...............        NR/CCC              23,815,450
       10,200       NII Holdings Inc., 3.50%, 9/15/33 ..............................         NR/NR              18,232,500
        9,245       Nortel Networks Corp., 4.25%, 9/1/08 ...........................         B3/B-               8,909,869
                                                                                                           ---------------
                                                                                                                87,519,069
                                                                                                           ---------------

                         Total Convertible Bonds & Notes (cost-$458,992,445)                                   479,916,841
                                                                                                           ---------------

    SHARES
    (000)
--------------
                    CONVERTIBLE PREFERRED STOCK- 24.4%
                    AUTOMOTIVE-2.2%
          326       Ford Motor Co Capital Trust II., 6.50%, 1/15/32 ................        Baa2/BB             17,109,347
          698       General Motors Corp., Ser. C, 6.25%, 7/15/33 ...................        Baa2/BBB-           18,682,200
                                                                                                           ---------------
                                                                                                                35,791,547
                                                                                                           ---------------
                    BANKING-1.1%
          322       Washington Mutual, Inc., 5.375%, 5/3/41 ........................        Baa1/BBB            17,575,775
                                                                                                           ---------------

                    COMMERCIAL SERVICES-1.2%
          442       United Rentals, Inc., 6.50%, 8/1/28 ............................         B3/B               19,171,750
                                                                                                           ---------------


                    FINANCIAL SERVICES-1.2%
          367       Capital One Financial Corp., 6.25%, 5/17/05 ....................        Baa3/BBB-           19,783,672
                                                                                                           ---------------

                    INSURANCE-3.2%
          537       Platinum Underwriters Holdings, Ltd., 7.00%, 11/16/05 ..........         NR/NR              15,785,332
          660       The PMI Group Inc., 5.875%, 11/15/06 ...........................         A1/A               17,173,200
          745       XL Capital Ltd., 6.50%, 5/15/07 ................................         A2/A               18,386,600
                                                                                                           ---------------
                                                                                                                51,345,132
                                                                                                           ---------------

                                    NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND
                                              SCHEDULE OF INVESTMENTS
                                                 NOVEMBER 30, 2004
                                               (UNAUDITED)(CONTINUED)

                                                                                      CREDIT RATING
      SHARES                                                                          (MOODY'S/S&P)             VALUE
---------------------------------------------------------------------------------------------------------------------------
                    CONVERTIBLE PREFERRED STOCK-(CONTINUED)
                    METALS & MINING-3.0%
         $218       Arch Coal, 5.00%, 12/31/49 .....................................         B2/B+         $    21,195,151
          153       U.S. Steel Corp., 7.00%, 6/15/06, Ser. B .......................         NR/B-              25,971,412
                                                                                                           ---------------
                                                                                                                47,166,563
                                                                                                           ---------------
                    MULTI-MEDIA-0.0%
            0       Radio One, Inc., 6.50%, 7/15/05 ................................        B3/CCC+                148,190
                                                                                                           ---------------

                    OIL & GAS-4.0%
          248       Amerada Hess, 7.00%, 12/1/06 ...................................        Ba3/BB              19,538,727
          252       Chesapeake Energy Corp., 6.00%, 12/31/49 .......................         B3/B-              22,944,665
          550       Oneok Inc., 8.50%, 2/16/06 .....................................        Baa1/BBB+           19,134,500
           23       Williams Cos Inc., 5.50%, 6/1/33 ...............................         NR/B-               1,920,937
                                                                                                           ---------------
                                                                                                                63,538,829
                                                                                                           ---------------
                    PHARMACEUTICALS-1.1%
          335       Schering-Plough Corp., 6.00%, 9/14/07 ..........................        Baa3/BBB            16,743,300
                                                                                                           ---------------

                    RETAIL-1.1%
          689       Albertson's Inc., 7.25%, 5/16/07 ...............................        Baa2/BBB            18,162,040
                                                                                                           ---------------

                    TELECOMMUNICATIONS-2.2%
           28       Corning, Inc., 7.00%, 8/16/05 Ser. C ...........................        B1/BB-              17,706,015
       17,000       Nextel Communications Corp., 5.25%, 1/15/10 ....................        Ba3/BB              17,340,000
                                                                                                           ---------------
                                                                                                                35,046,015
                                                                                                           ---------------
                    UTILITIES-4.1%
          109       AES Trust III, 6.75%, 10/15/29 .................................        Caa2/CCC+            5,167,305
          538       FPL Group, Inc., 8.00%, 02/16/06 ...............................         NR/A-              30,698,730
          492       PSEG Inc., 10.25%, 11/16/05 ....................................        Baa3/BBB-           28,683,600
                                                                                                           ---------------
                                                                                                                64,549,635
                                                                                                           ---------------

                         Total Convertible Preferred Stock (cost-$342,248,479)                                 389,022,448
                                                                                                           ---------------
  Principal
    Amount          U.S. GOVERNMENT SECURITIES-1.2%
    (000)           United States Treasury Notes,
--------------        10.75%, 8/15/05, (cost-$19,144,345) ..........................                            19,036,422
      $18,000                                                                                              ---------------

                         TOTAL INVESTMENTS (cost-$1,501,593,730) - 100%                                    $ 1,590,975,315
                                                                                                           ---------------
-----------------------------------------------------------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

+ Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may impact the value of the security may be fair valued in good faith pursuant to guidelines established by the Board of Trustees. The Fund's investments are valued daily by an independent pricing service, dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market for listed securities in which there were no sales. Prices obtained from an independent pricing service use information provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange.

(a) 144A-Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional investors.

(b) Credit-linked trust certificate


GLOSSARY:
NR - Not Rated
WR-  Withdrawal Rating

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS

       (a) Exhibit 99 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: January 27, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: January 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: January 27, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: January 27, 2005